UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
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Address:   1100 North Glebe Road, Suite 1040
           --------------------------------------------------
           Arlington, Virginia  22201
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          Arlington, Virginia          May 13, 2011
----------------------     -----------------------     -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              75
                                               -------------

Form 13F Information Table Value Total:           $218,188
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 03-31-2011:





                                                                          SHS OR
                                 TITLE OF                     VALUE        PRN     SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP      (X$1000)      AMT     PRN  CALL   DSCRTN   MGRS     SOLE    SHARED NONE
------------------------------   --------         ---------  --------   ---------  ---  ----  --------  -----  --------- ------ ----
Adams Resources and Energy Inc.  COM              006351308  $   668.00    23,195   SH        SOLE      NONE      23,195
Air Castle Ltd.                  COM              g0129k104  $ 7,528.00   623,733   SH        SOLE      NONE     623,733
Alliance One International Inc.  COM              018772103  $13,234.00 3,292,075   SH        SOLE      NONE   3,292,075
Alliance One International Inc.  NOTE 5.500%
  5.500% Due 07-15-14              07-15-14       018772AQ6  $ 1,072.00 1,000,000  PRN        SOLE      NONE   1,000,000
Allied Defense Group, Inc.       COM              019118108  $ 1,180.00   335,101   SH        SOLE      NONE     335,101
American Pacific Corp.           COM              028740108  $ 4,275.00   703,102   SH        SOLE      NONE     703,102
American Safety Insurance        ORD              G02995101  $ 8,222.00   383,687   SH        SOLE      NONE     383,687
Argo Group International
  Holdings Ltd.                  COM              G0464B107  $   328.00     9,977   SH        SOLE      NONE       9,977
Aspen Insurance Holdings -
  Preferred Stock                FD PRP INC EQ    g05384113  $ 1,110.00    20,694   SH        SOLE      NONE      20,694
Aspen Insurance Holdings Ltd.    SHS              G05384105  $ 4,986.00   180,900   SH        SOLE      NONE     180,900
ATP Oil&Gas                      COM              00208J108  $ 7,483.00   413,179   SH        SOLE      NONE     413,179
Audiovox Corporation Class A     CL A             050757103  $ 1,523.00   190,388   SH        SOLE      NONE     190,388
Baltic Trading Limited           COM              Y0553W103  $   427.00    46,800   SH        SOLE      NONE      46,800
Bassett Furniture Industries     COM              070203104  $ 9,571.00 1,219,243   SH        SOLE      NONE   1,219,243
Beazer Homes USA                 COM              07556Q105  $   165.00    36,160   SH        SOLE      NONE      36,160
Black Rock High Income Shares    SHS BEN INT      09250E107  $    45.00    21,000   SH        SOLE      NONE      21,000
Bofi Holdings Inc.               COM              05566U108  $ 6,643.00   428,004   SH        SOLE      NONE     428,004
Books-A-Million Inc.             COM              098570104  $ 2,346.00   568,017   SH        SOLE      NONE     568,017
Bowl America Inc. - Class A      CL A             102565108  $   242.00    18,624   SH        SOLE      NONE      18,624
Brandywine Realty Trust          SH BEN INT  NEW  105368203  $   862.00    71,000   SH        SOLE      NONE      71,000
BRT Realty Trust                 SH BEN INT  NEW  055645303  $ 4,280.00   661,498   SH        SOLE      NONE     661,498
California First National
  Bank Corp.                     COM              130222102  $ 6,982.00   457,255   SH        SOLE      NONE     457,255
Century Casinos Inc.             COM              156492100  $ 3,522.00 1,177,954   SH        SOLE      NONE   1,177,954
CommonWealth REIT                COM SH BEN INT   203233101  $ 1,362.00    52,444   SH        SOLE      NONE      52,444
Core-Mark Hldgs                  COM              218681104  $ 4,799.00   145,216   SH        SOLE      NONE     145,216
CVR Energy Inc.                  COM              12662P108  $ 4,584.00   197,933   SH        SOLE      NONE     197,933
Delta Apparel Inc.               COM              247368103  $ 9,477.00   663,224   SH        SOLE      NONE     663,224
Duckwall-ALCO                    COM              264142100  $ 4,270.00   336,741   SH        SOLE      NONE     336,741
Endeavor International Corp.     NOTE 6.000%
  6.000% Due 01-15-12              01-15-12       29257MAB6  $   504.00   500,000  PRN        SOLE      NONE     500,000
Endeavour International          COM              29259G200  $   910.00    71,654   SH        SOLE      NONE      71,654
Energy Partners Ltd.             COM NEW          29270U303  $ 7,149.00   397,147   SH        SOLE      NONE     397,147
Ensco Plc.                       SPONSORED ADR    29358Q109  $ 4,824.00    83,404   SH        SOLE      NONE      83,404
First Federal Northern Michigan
  Bancorp.                       COM              32021X105  $   128.00    35,640   SH        SOLE      NONE      35,640
Fisher Communications Inc.       COM              337756209  $ 1,842.00    59,268   SH        SOLE      NONE      59,268
Frequency Electronics, Inc.      COM              358010106  $ 2,758.00   268,781   SH        SOLE      NONE     268,781
Frisch's Restaurants, Inc.       COM              358748101  $   475.00    22,294   SH        SOLE      NONE      22,294
Genon Energy Inc.                COM              37244e107  $ 4,302.00 1,129,068   SH        SOLE      NONE   1,129,068
Globus Maritime                  COM              Y27265209  $   248.00    28,550   SH        SOLE      NONE      28,550
GulfMark Offshore, Inc.          CL A NEW         402629208  $ 4,643.00   104,306   SH        SOLE      NONE     104,306
Hardinge Inc.                    COM              412324303  $ 4,853.00   354,220   SH        SOLE      NONE     354,220
Hornbeck Offshore Service        COM              440543106  $ 6,650.00   215,566   SH        SOLE      NONE     215,566
Horsehead Holdings               COM              440694305  $ 4,228.00   247,955   SH        SOLE      NONE     247,955
Imperial Sugar                   COM NEW          453096208  $ 3,573.00   267,809   SH        SOLE      NONE     267,809
Ingram Micro Inc.                CL A             457153104  $ 6,008.00   285,700   SH        SOLE      NONE     285,700
Integrated Electrical
  Services, Inc.                 COM              45811E301  $   517.00   150,405   SH        SOLE      NONE     150,405
International Coal Group         COM              45928H106  $   306.00    27,100   SH        SOLE      NONE      27,100
J. Alexanders Corp.              COM              466096104  $   755.00   122,310   SH        SOLE      NONE     122,310
LTX-Credence Corporation         COM NEW          502403207  $   412.00    45,130   SH        SOLE      NONE      45,130
Lubys. Inc.                      COM              549282101  $ 1,725.00   325,403   SH        SOLE      NONE     325,403
Magnum Hunter Resources          COM              55973b102  $   730.00    85,216   SH        SOLE      NONE      85,216
Marlin Business Service          COM              571157106  $ 1,911.00   154,879   SH        SOLE      NONE     154,879
Medallion Financial Corp.        COM              583928106  $ 1,236.00   140,570   SH        SOLE      NONE     140,570
Mitcham Industies, Inc.          COM              606501104  $ 2,723.00   199,516   SH        SOLE      NONE     199,516
Mod-Pac Corp.                    COM              607495108  $ 1,145.00   185,627   SH        SOLE      NONE     185,627
Noble Corp.                      NAMEN-AKT        H5833N103  $ 1,081.00    23,696   SH        SOLE      NONE      23,696
OBA Financial Service            COM              67424G101  $   799.00    54,500   SH        SOLE      NONE      54,500
Patriot Coal Corporation         COM              70336t104  $ 4,794.00   185,600   SH        SOLE      NONE     185,600
Patterson-UTI Energy Inc.        COM              703481101  $   303.00    10,313   SH        SOLE      NONE      10,313
Penn Millers Holding             COM              707561106  $ 4,481.00   314,466   SH        SOLE      NONE     314,466
PMC Commercial Trust             SH BEN INT       693434102  $   588.00    67,840   SH        SOLE      NONE      67,840
Republic Airways Holdings        COM              760276105  $ 1,758.00   273,400   SH        SOLE      NONE     273,400
Sparton Corporation              COM              847235108  $   860.00   110,674   SH        SOLE      NONE     110,674
Superior Industries
  International Inc.             COM              868168105  $   206.00     8,034   SH        SOLE      NONE       8,034
SWS Group Inc.                   COM              78503N107  $ 2,329.00   383,613   SH        SOLE      NONE     383,613
Sypris Solutions Inc.            COM              871655106  $ 2,375.00   552,273   SH        SOLE      NONE     552,273
Tandy Brands Accessories Inc.    COM              875378101  $ 1,132.00   395,918   SH        SOLE      NONE     395,918
Tecumseh Products Company -
  Class A                        CL A             878895200  $ 3,166.00   315,963   SH        SOLE      NONE     315,963
Tecumseh Products Company -
  Class B                        CL B             878895101  $ 4,482.00   480,870   SH        SOLE      NONE     480,870
Tesoro Corp.                     COM              881609101  $ 3,056.00   113,887   SH        SOLE      NONE     113,887
Ultra Petrol Bahamas             COM              P94398107  $   640.00   125,917   SH        SOLE      NONE     125,917
Unifi Inc.                       COM              904677200  $ 1,795.00   105,614   SH        SOLE      NONE     105,614
Universal Stainless & Alloy
  Products Inc.                  COM              913837100  $ 2,408.00    71,378   SH        SOLE      NONE      71,378
Vestin Realty Mortgage I Inc.    COM              925490104  $    36.00    26,809   SH        SOLE      NONE      26,809
Western Refining Inc.            COM              959319104  $ 2,115.00   124,800   SH        SOLE      NONE     124,800
White Mountains Insurance Group  COM              g9618e107  $ 4,043.00    11,100   SH        SOLE      NONE      11,100